Submission	Aug. 19, 2024
Submission [Line Items]
Central Index Key	0000733269
Registrant Name	LiveRamp Holdings, Inc.
Form Type	S-8
Submission Type	S-8
Fee Exhibit Type	EX-FILING FEES